Revenues and Contract Costs (Tables)	3 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Receivables from Contracts with Customers
The following table presents information about receivables from contracts with customers:

	At January 1,	At March 31,	At January 1,	At March 31,
(dollars in millions)	2019	2019	2018	2018
Receivables(1)	$12,104	$11,601	$12,073	$11,028
Device payment plan agreement receivables(2)	8,940	9,687	1,461	3,630

(1)
Balances do not include receivables related to the following contracts: leasing arrangements (such as towers), captive reinsurance arrangements primarily related to wireless device insurance and the interest on equipment financed on a device payment plan agreement when sold to the customer by an authorized agent.

(2)
Included in device payment plan agreement receivables presented in Note 7. Balances do not include receivables related to contracts completed prior to January 1, 2018 and receivables derived from the sale of equipment on a device payment plan through an authorized agent.
Contract with Customer, Asset and Liability
The following table presents information about contract balances:

	At January 1,	At March 31,	At January 1,	At March 31,
(dollars in millions)	2019	2019	2018	2018
Contract asset	$1,003	$1,021	$1,170	$1,106
Contract liability (1)	4,943	4,973	4,452	4,571

(1) Revenue recognized related to contract liabilities existing at January 1, 2019 and January 1, 2018 were $3.7 billion and $3.5 billion for the three months ended March 31, 2019 and March 31, 2018, respectively.

The balance of contract assets and contract liabilities recorded in our condensed consolidated balance sheet were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$770	$757
Other assets	251	246
Total	$1,021	$1,003

Liabilities
Other current liabilities	$4,255	$4,207
Other liabilities	718	736
Total	$4,973	$4,943

Capitalized Contract Cost
Collectively, costs to obtain a contract and costs to fulfill a contract are referred to as Deferred contract costs, and amortized over a two- to five-year period. Deferred contract costs are classified as current or non-current within Prepaid expenses and other and Other assets, respectively. The balances of Deferred contract costs included in our condensed consolidated balance sheet were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Prepaid expenses and other	$2,230	$2,083
Other assets	1,791	1,812
Total	$4,021	$3,895